BUSINESS COMBINATION (Schedule of fair value of acquired assets and assumed liabilities and resulting goodwill as of acquisition date) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 25, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill		$ 49,009	$ 20,114
Ancosys GmBH
Business Acquisition [Line Items]
Cash and cash equivalents	$ 3,239
Trade accounts receivable	10,074
Inventories	13,849
Property, plant and equipment	4,345
Other tangible assets assumed	1,192
Technology	45,284
Customer Relationships	4,681
Goodwill	30,655
Total assets acquired	113,319
Deferred tax liability	15,245
Other liabilities assumed	7,886
Total liabilities assumed	23,131
Net assets acquired	$ 90,188
Current Technology, amortization period	9 years
Customer Relationships, amortization period	13 years